Schedule of Investments (unaudited)	iShares® Investment Grade Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	$225	$159,432

Aerospace & Defense — 2.2%
Boeing Co. (The)
5.15%, 05/01/30 (Call 02/01/30)	835	814,652
5.71%, 05/01/40 (Call 11/01/39)	170	161,988
5.93%, 05/01/60 (Call 11/01/59)	975	904,939
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	1,185	1,145,380
Northrop Grumman Corp., 4.75%, 06/01/43	245	230,300
Raytheon Technologies Corp.
4.50%, 06/01/42	680	628,382
4.88%, 10/15/40	225	212,399
		4,098,040
Agriculture — 2.3%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	130	111,685
4.80%, 02/14/29 (Call 11/14/28)	101	96,947
5.38%, 01/31/44	778	677,827
5.80%, 02/14/39 (Call 08/14/38)	753	698,091
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	641	584,680
4.91%, 04/02/30 (Call 01/02/30)	314	289,903
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	190	176,949
Philip Morris International Inc., 6.38%, 05/16/38	765	794,180
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	321	296,343
5.85%, 08/15/45 (Call 02/15/45)	658	575,414
		4,302,019
Banks — 16.4%
Bank of America Corp.
1.84%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.670%)(a)	900	859,496
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	195	186,059
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	1,035	989,820
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	530	492,314
4.30%, (Call 01/28/25)(a)(b)(c)	950	817,763
4.45%, 03/03/26	355	349,162
5.13%, (Call 06/20/24)(a)(b)	860	812,615
6.50%, (Call 10/23/24)(a)(b)	480	473,486
Series FF, 5.88%, (Call 03/15/28)(a)(b)	1,200	1,071,000
Bank of New York Mellon Corp., Series F, 4.63%, (Call 09/20/26)(a)(b)(c)	1,080	933,301
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (1 day SOFR + 0.686%)(a)	680	647,713
3.30%, 04/27/25	120	116,304
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	360	348,129
4.60%, 03/09/26	169	166,617
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	385	354,785
4.65%, 09/13/28 (Call 06/13/28)	850	793,147
Fifth Third Bancorp., 4.77%, 07/28/30 (Call 07/28/29)(a)	960	910,453
Goldman Sachs Group Inc. (The)
1.22%, 12/06/23 (Call 12/06/22)	770	742,237
4.00%, 03/03/24	460	454,701
Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	$890	$861,956
3.90%, 05/25/26(c)	860	818,080
4.25%, 08/18/25	240	230,376
4.30%, 03/08/26	890	866,214
4.95%, 03/31/30	260	249,179
5.40%, 08/11/33 (Call 08/11/32)(a)	200	187,255
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31)(a)	425	307,732
Huntington National Bank (The), 5.65%, 01/10/30	690	695,147
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(a)	1,150	894,509
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(a)	1,005	933,896
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(a)	100	94,373
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(a)	1,245	1,057,406
5.00%, (Call 08/01/24)(a)(b)(c)	1,130	1,045,770
6.10%, (Call 10/01/24)(a)(b)(c)	400	388,000
6.75%, (Call 02/01/24)(a)(b)	240	237,969
Series HH, 4.60%, (Call 02/01/25)(a)(b)(c)	941	835,137
Series II, 4.00%, (Call 04/01/25)(a)(b)(c)	520	432,032
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (1 day SOFR + 0.509%)(a)	925	869,979
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(a)	1,055	1,006,458
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	990	911,634
State Street Corp., 2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(a)	970	919,655
Truist Bank, 2.64%, 09/17/29 (Call 09/17/24)(a)	810	755,393
Truist Financial Corp., Series N, 4.80%, (Call 09/01/24)(a)(b)(c)	1,020	925,895
U.S. Bancorp., 5.30%, (Call 04/15/27)(a)(b)(c)	1,060	905,876
Wells Fargo & Co.
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(a)	985	847,071
3.00%, 02/19/25	240	231,019
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	875	814,503
5.90%, (Call 06/15/24)(a)(b)	985	903,737
		30,745,353
Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	750	719,621
Anheuser-Busch InBev Worldwide Inc.
4.60%, 06/01/60 (Call 12/01/59)	200	180,091
5.45%, 01/23/39 (Call 07/23/38)	120	122,685
8.20%, 01/15/39	362	456,145
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	460	456,888
PepsiCo Inc., 2.63%, 10/21/41 (Call 04/21/41)	255	193,075
		2,128,505
Biotechnology — 2.9%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	399	344,840
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	550	540,683
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	1,140	940,451
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(c)	405	351,247
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	895	841,014
5.65%, 12/01/41 (Call 06/01/41)	355	367,202
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	275	217,601
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)(c)	1,135	891,749

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	$690	$618,475
2.15%, 09/02/31 (Call 06/02/31)	50	38,546
3.35%, 09/02/51 (Call 03/02/51)	305	196,466
3.55%, 09/02/50 (Call 03/02/50)	180	120,443
		5,468,717
Building Materials — 0.3%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	810	629,652
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	20	16,384
		646,036
Chemicals — 1.2%
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	430	406,501
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	395	383,653
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)(c)	755	684,413
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	430	361,476
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	560	442,541
		2,278,584
Commercial Services — 1.1%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	695	538,076
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	130	100,083
2.90%, 10/01/30 (Call 07/01/30)	1,070	889,407
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	545	530,753
		2,058,319
Computers — 1.4%
Apple Inc., 2.40%, 08/20/50 (Call 02/20/50)	775	514,038
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)(c)	705	607,899
4.20%, 04/15/32 (Call 01/15/32)	125	109,905
6.00%, 09/15/41(c)	432	421,280
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	235	181,961
4.38%, 05/15/30 (Call 02/15/30)	680	620,277
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	280	228,796
		2,684,156
Diversified Financial Services — 1.7%
American Express Co., 3.55%, (Call 09/15/26)(a)(b)	1,160	922,200
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	670	643,445
3.75%, 03/09/27 (Call 02/09/27)	835	787,316
3.80%, 01/31/28 (Call 12/31/27)	110	102,776
5.25%, 07/26/30 (Call 07/26/29)(a)	130	123,911
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	160	117,684
4.95%, 07/15/46	430	390,243
Visa Inc., 2.00%, 08/15/50 (Call 02/15/50)	180	112,481
		3,200,056
Electric — 10.1%
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	130	103,770
3.85%, 09/01/32 (Call 06/01/32)	240	222,845
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	455	434,709
3.80%, 06/01/29 (Call 03/01/29)	670	613,047
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	210	145,921
4.00%, 03/01/48 (Call 09/01/47)	120	100,060
Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	$735	$621,194
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	760	558,268
Series C, 3.00%, 12/01/60 (Call 06/01/60)	345	218,497
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	145	102,091
Dominion Energy Inc.
4.35%, (Call 01/15/27)(a)(b)	820	686,750
Series B, 4.65%, (Call 12/15/24)(a)(b)	720	617,448
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	75	51,743
Series A, 3.00%, 03/01/32 (Call 12/01/31)	190	165,083
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	260	222,842
3.20%, 08/15/49 (Call 02/15/49)	745	533,677
3.95%, 03/15/48 (Call 09/15/47)	30	24,368
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	85	63,429
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	440	361,757
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	255	163,482
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	180	125,065
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	310	246,894
3.40%, 04/01/32 (Call 01/01/32)(c)	355	316,533
3.45%, 03/15/29 (Call 12/15/28)	245	227,066
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	199	186,660
4.75%, 06/15/46 (Call 12/15/45)	820	649,414
Enel Finance International NV, 4.63%, 06/15/27 (Call 05/15/27)(d)	810	770,957
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	270	216,791
4.00%, 03/15/33 (Call 12/15/32)	730	663,885
4.20%, 09/01/48 (Call 03/01/48)	245	204,509
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	450	426,809
2.90%, 09/15/29 (Call 06/15/29)	700	604,272
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	235	170,640
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	510	499,552
4.05%, 04/15/30 (Call 01/15/30)	905	853,819
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	870	729,966
3.15%, 10/01/49 (Call 04/01/49)	120	88,042
3.95%, 03/01/48 (Call 09/01/47)	755	633,625
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	905	842,754
Georgia Power Co., 4.30%, 03/15/42	230	199,787
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	258	184,026
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49 (Call 03/15/49)	395	282,387
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	570	456,541
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)(c)	245	216,569
San Diego Gas & Electric Co.
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	565	393,024
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	75	64,673
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	100	92,854
3.40%, 02/01/28 (Call 11/01/27)	805	744,603
4.88%, (Call 10/15/25)(a)(b)(c)	220	204,050

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	$591	$561,286
4.40%, 07/01/46 (Call 01/01/46)	765	642,878
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	300	238,766
2.63%, 03/15/51 (Call 09/15/50)	280	176,726
		18,926,404
Electronics — 0.6%
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	190	180,775
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 12/12/22)	200	185,024
1.75%, 08/09/26 (Call 07/09/26)	470	401,349
2.38%, 08/09/28 (Call 06/09/28)	300	245,704
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	210	203,474
		1,216,326
Environmental Control — 0.1%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	265	253,126

Food — 2.0%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	285	279,245
4.15%, 03/15/28 (Call 12/15/27)	855	826,631
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	290	283,192
5.30%, 11/01/38 (Call 05/01/38)	760	723,451
Kellogg Co., 3.25%, 04/01/26	410	391,823
Sysco Corp.
5.95%, 04/01/30 (Call 01/01/30)	600	627,396
6.60%, 04/01/50 (Call 10/01/49)	477	532,141
		3,663,879
Gas — 0.9%
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	280	222,002
5.50%, 01/15/26 (Call 12/15/25)	330	330,665
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	465	418,040
4.38%, 05/15/47 (Call 11/15/46)	849	710,924
		1,681,631
Health Care - Products — 2.3%
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	850	704,481
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(c)	233	224,971
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)	255	199,900
3.30%, 09/15/29 (Call 06/15/29)	858	749,031
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,135	889,110
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	230	187,940
3.75%, 03/15/51 (Call 09/15/50)	410	296,018
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	600	489,263
3.55%, 04/01/25 (Call 01/01/25)	680	657,286
		4,398,000
Health Care - Services — 2.6%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,100	925,076
3.38%, 02/15/30 (Call 02/15/25)	420	357,762
Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
4.10%, 03/01/28 (Call 12/01/27)	$66	$63,679
4.65%, 01/15/43.	255	235,547
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(d)	270	237,771
4.13%, 06/15/29 (Call 03/15/29)	810	740,226
4.50%, 02/15/27 (Call 08/15/26)	815	783,493
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	220	193,393
4.95%, 10/01/44 (Call 04/01/44)	226	209,358
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	880	853,729
4.70%, 02/01/45 (Call 08/01/44)	143	125,896
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	140	134,212
		4,860,142
Holding Companies - Diversified — 1.4%
Ares Capital Corp.
3.20%, 11/15/31 (Call 08/15/31)	265	198,553
3.88%, 01/15/26 (Call 12/15/25)	958	880,933
Blackstone Secured Lending Fund
2.85%, 09/30/28 (Call 07/30/28)	360	285,867
3.63%, 01/15/26 (Call 12/15/25)	810	753,996
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	340	313,464
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	335	286,935
		2,719,748
Home Builders — 0.9%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	870	832,797
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	960	813,332
		1,646,129
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	205	201,321

Insurance — 3.9%
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	462	448,898
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	370	347,430
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	355	273,025
4.20%, 03/17/32 (Call 12/17/31)	310	271,463
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	125	114,905
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(d)	915	832,940
3.90%, 04/05/32 (Call 01/05/32)(d)	335	295,405
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	725	500,581
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	345	279,107
5.63%, 08/16/32 (Call 05/16/32)(d)	690	648,462
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(c)	285	219,256
3.40%, 06/15/30 (Call 03/15/30)	385	323,640
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	380	281,660
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	165	161,779
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	310	211,075
5.00%, 05/20/49 (Call 11/20/48)	160	139,973
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	345	242,076

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc., 5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	$970	$909,472
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	95	78,130
Willis North America Inc.
4.50%, 09/15/28 (Call 06/15/28)	153	144,557
4.65%, 06/15/27 (Call 05/15/27)	690	670,129
		7,393,963
Internet — 0.7%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	1,505	946,358
2.25%, 08/15/60 (Call 02/15/60)	505	305,609
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	55	53,582
		1,305,549
Lodging — 0.6%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	260	264,209
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	930	873,339
		1,137,548
Machinery — 0.5%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	135	132,805
4.95%, 09/15/28 (Call 06/15/28)	890	854,896
		987,701
Manufacturing — 0.7%
General Electric Co.
5.88%, 01/14/38	205	215,199
6.75%, 03/15/32	702	796,585
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	335	285,838
		1,297,622
Media — 0.8%
Comcast Corp., 2.99%, 11/01/63 (Call 05/01/63)	675	427,030
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	920	847,210
5.58%, 01/25/49 (Call 07/25/48)	15	13,452
Walt Disney Co. (The), 6.65%, 11/15/37	165	189,326
		1,477,018
Mining — 0.8%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	608	555,360
Southern Copper Corp.
5.25%, 11/08/42.	75	70,297
5.88%, 04/23/45(c)	523	521,039
6.75%, 04/16/40	370	403,300
		1,549,996
Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	70	62,042
3.28%, 12/01/28 (Call 10/01/28)	295	249,605
3.57%, 12/01/31 (Call 09/01/31)	935	771,440
		1,083,087
Oil & Gas — 2.9%
BP Capital Markets PLC, 4.38%, (Call 06/22/25)(a)(b)	920	875,150
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	980	928,976
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	990	910,104
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(d)	405	382,164
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	710	703,940
Phillips 66, 4.90%, 10/01/46 (Call 04/01/46)(d)	330	299,078
Security	Par (000)	Value

Oil & Gas (continued)
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	$445	$359,304
Valero Energy Corp., 6.63%, 06/15/37	845	910,257
		5,368,973
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	314	297,493
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	828	668,587
		966,080
Pharmaceuticals — 5.5%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	355	345,307
4.25%, 11/14/28 (Call 08/14/28)	460	448,492
4.50%, 05/14/35 (Call 11/14/34)	492	466,066
4.70%, 05/14/45 (Call 11/14/44)	350	322,565
4.85%, 06/15/44 (Call 12/15/43)	80	74,786
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	1,085	898,272
AstraZeneca PLC, 6.45%, 09/15/37	705	803,196
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	616	588,401
3.73%, 12/15/24 (Call 09/15/24)	624	608,838
Cigna Corp.
3.40%, 03/01/27 (Call 12/01/26)	165	155,844
4.38%, 10/15/28 (Call 07/15/28)	885	862,542
4.80%, 08/15/38 (Call 02/15/38)	55	51,892
4.80%, 07/15/46 (Call 01/16/46)	815	740,064
4.90%, 12/15/48 (Call 06/15/48)	70	64,623
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	370	334,215
4.30%, 03/25/28 (Call 12/25/27)	925	899,207
4.78%, 03/25/38 (Call 09/25/37)	924	853,952
5.13%, 07/20/45 (Call 01/20/45)	87	81,232
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)(c)	85	69,641
2.25%, 09/01/50 (Call 03/01/50)	1,365	886,269
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	610	574,754
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	67	66,484
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	135	124,739
		10,321,381
Pipelines — 6.0%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	255	215,563
3.60%, 09/01/32 (Call 06/01/32)	265	222,235
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	950	954,498
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(c)	660	649,984
Enbridge Inc.
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(a)	955	837,444
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(a)	600	544,094
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	450	401,804
5.10%, 02/15/45 (Call 08/15/44)	390	355,970
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	1,045	848,452

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	$860	$831,502
5.30%, 12/01/34 (Call 06/01/34)	231	219,506
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	85	69,753
4.50%, 04/15/38 (Call 10/15/37)	1,045	896,198
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	145	122,634
3.40%, 09/01/29 (Call 06/01/29)	575	500,663
4.55%, 07/15/28 (Call 04/15/28)	520	494,264
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	190	177,305
4.63%, 03/01/34 (Call 12/01/33)	75	69,242
4.88%, 01/15/26 (Call 10/15/25)(c)	640	635,974
7.63%, 01/15/39	493	574,521
Transcanada Trust, 5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(a)	75	62,785
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	240	258,041
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	560	545,971
6.30%, 04/15/40	672	696,534
		11,184,937
Real Estate Investment Trusts — 6.0%
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	165	153,746
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)(c)	92	85,755
3.55%, 07/15/27 (Call 04/15/27)(c)	165	153,265
3.80%, 08/15/29 (Call 05/15/29)	153	139,980
4.00%, 06/01/25 (Call 03/01/25)	375	364,061
Crown Castle Inc.
3.30%, 07/01/30 (Call 04/01/30)	100	87,946
3.65%, 09/01/27 (Call 06/01/27)	25	23,335
3.70%, 06/15/26 (Call 03/15/26)	65	61,912
3.80%, 02/15/28 (Call 11/15/27)	180	167,920
4.45%, 02/15/26 (Call 11/15/25)	450	439,908
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	320	264,244
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	855	797,580
4.45%, 07/15/28 (Call 04/15/28)	241	229,787
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	865	692,958
3.20%, 11/18/29 (Call 08/18/29)(c)	391	342,829
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	30	23,689
5.25%, 06/01/25 (Call 03/01/25)	435	426,017
5.30%, 01/15/29 (Call 10/15/28)	705	662,806
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(c)	670	508,918
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	190	159,456
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	255	240,950
3.50%, 07/15/29 (Call 04/15/29)	145	130,061
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	855	713,649
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	350	259,097
2.30%, 11/15/28 (Call 09/15/28)	320	264,690
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	285	224,038
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	$745	$579,652
4.20%, 04/15/32 (Call 01/15/32)	370	319,223
VICI Properties LP
4.38%, 05/15/25	20	19,248
4.75%, 02/15/28 (Call 01/15/28)	690	650,435
5.63%, 05/15/52 (Call 11/15/51)	210	189,586
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	150	121,234
4.00%, 06/01/25 (Call 03/01/25)	775	756,421
4.25%, 04/15/28 (Call 01/15/28)	391	369,979
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	540	495,244
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	255	202,758
		11,322,377
Retail — 2.2%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(c)	150	144,751
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	210	205,753
4.20%, 05/15/28 (Call 02/15/28)	860	821,372
McDonald's Corp.
4.70%, 12/09/35 (Call 06/09/35)	220	213,183
4.88%, 12/09/45 (Call 06/09/45)	135	126,892
O'Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	130	121,619
4.35%, 06/01/28 (Call 03/01/28)	170	165,036
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	320	318,542
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	718	687,510
4.80%, 11/18/44 (Call 05/18/44)	405	346,476
Walmart Inc., 2.50%, 09/22/41 (Call 03/22/41)	1,185	884,837
		4,035,971
Semiconductors — 4.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	566	535,820
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	775	696,058
4.75%, 04/15/29 (Call 01/15/29)	494	473,118
5.00%, 04/15/30 (Call 01/15/30)	282	270,084
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	110	97,128
2.45%, 04/15/28 (Call 02/15/28)	425	360,615
2.95%, 04/15/31 (Call 01/15/31)	675	551,552
Microchip Technology Inc.
0.97%, 02/15/24	—	—
4.25%, 09/01/25 (Call 01/03/23)	810	787,937
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	830	766,846
4.98%, 02/06/26 (Call 12/06/25)	143	141,419
5.33%, 02/06/29 (Call 11/06/28)	195	189,547
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(c)	315	316,041
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)	900	838,607
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(d)	245	224,532
4.38%, 10/15/29 (Call 10/15/24)	845	749,870
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	277	241,865
3.00%, 06/01/31 (Call 03/01/31)	245	191,802
		7,432,841

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding — 0.4%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	$330	$274,164
3.48%, 12/01/27 (Call 09/01/27)	69	63,232
3.84%, 05/01/25 (Call 04/01/25)	246	237,261
4.20%, 05/01/30 (Call 02/01/30)	250	229,568
		804,225
Software — 3.4%
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	405	331,166
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	530	514,408
4.20%, 10/01/28 (Call 07/01/28)	840	801,641
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	530	454,840
3.40%, 07/08/24 (Call 04/08/24)(c)	510	497,866
3.90%, 05/15/35 (Call 11/15/34)	160	133,747
4.30%, 07/08/34 (Call 01/08/34)	980	868,148
5.38%, 07/15/40	885	817,696
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	725	699,975
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	921	866,654
4.50%, 05/15/25 (Call 04/15/25)	325	321,623
		6,307,764
Telecommunications — 5.8%
AT&T Inc.
3.65%, 09/15/59 (Call 03/15/59)(c)	90	62,513
4.25%, 03/01/27 (Call 12/01/26)	795	780,480
4.35%, 03/01/29 (Call 12/01/28)	265	254,286
4.85%, 03/01/39 (Call 09/01/38)	760	696,395
5.15%, 02/15/50 (Call 08/14/49).	280	257,511
5.25%, 03/01/37 (Call 09/01/36)(c)	530	517,308
5.65%, 02/15/47 (Call 08/15/46)	455	453,075
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	755	899,663
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(c)	130	115,909
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	280	220,793
4.60%, 02/23/28 (Call 11/23/27)	205	199,837
4.60%, 05/23/29 (Call 02/23/29)	645	613,705
Orange SA, 9.00%, 03/01/31	738	913,313
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	300	248,740
3.60%, 11/15/60 (Call 05/15/60)	105	72,777
3.75%, 04/15/27 (Call 02/15/27)	775	734,124
3.88%, 04/15/30 (Call 01/15/30)	1,027	943,233
4.38%, 04/15/40 (Call 10/15/39)	240	208,752
4.50%, 04/15/50 (Call 10/15/49)	105	88,692
Verizon Communications Inc.
4.27%, 01/15/36(c)	330	294,400
4.40%, 11/01/34 (Call 05/01/34)	358	330,513
Security	Par/ Shares (000)	Value

Telecommunications (continued)
4.50%, 08/10/33	$72	$68,233
5.25%, 03/16/37	685	681,210
Vodafone Group PLC
5.00%, 05/30/38	620	574,142
6.15%, 02/27/37	740	752,059
		10,981,663
Toys, Games & Hobbies — 0.5%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	170	159,822
3.90%, 11/19/29 (Call 08/19/29)	760	685,420
		845,242
Transportation — 0.9%
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	165	155,089
Union Pacific Corp., 3.75%, 02/05/70 (Call 08/05/69)	750	557,907
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(c)	305	290,924
6.20%, 01/15/38	575	649,650
		1,653,570
Total Long-Term Investments — 98.4%
(Cost: $201,245,058)		184,793,431

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	6,359	6,359,844
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	1,633	1,633,000

Total Short-Term Securities — 4.3%
(Cost: $7,990,162)		7,992,844

Total Investments — 102.7%
(Cost: $209,235,220)		192,786,275

Liabilities in Excess of Other Assets — (2.7)%		(5,031,656)

NetAssets—100.0%		$187,754,619

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Perpetual security with no stated maturity date.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,424,264	$2,934,986	(a)	$—		$(707)	$1,301	$6,359,844	6,359	$11,161	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,373,000	—		(740,000	)(a)	—	—	1,633,000	1,633	19,818		—
						$(707)	$1,301	$7,992,844		$30,979		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$184,793,431	$—	$184,793,431
Money Market Funds	7,992,844	—	—	7,992,844
	$7,992,844	$184,793,431	$—	$192,786,275

Portfolio Abbreviation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate